Organization and Business (Details) (USD $)	9 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended
	Sep. 30, 2013	Apr. 15, 2013	Sep. 30, 2012 Predecessor	Dec. 31, 2012 Predecessor	Dec. 31, 2011 Predecessor	Sep. 30, 2013 Physicians Realty, L.P.	Jul. 23, 2013 Physicians Realty, L.P. Arrowhead Commons	Sep. 30, 2013 Units	Jul. 23, 2013 Zeigler Funds Properties Physicians Realty, L.P. building fund	Jul. 24, 2013 Zeigler Funds Properties Units Physicians Realty, L.P.
Organization and Nature of Business
Common stock, shares authorized	500,000,000	1,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Organization and Business
Number of properties									19
Number of healthcare real estate funds managed									4
Number of partnership units issued										2,744,000
Aggregate value from issuance of OP Units	$ 11,535,000								$ 31,600,000
Net proceeds from IPO, after deducting underwriting discounts and commissions and estimated expenses of the IPO	123,800,000
Number of shares exchanged for contribution of net proceeds of the IPO								11,753,597
Common units of partnership interest (as a percent)						76.40%
Repayment of outstanding indebtedness from the proceeds from IPO	37,978,000		12,717,000	14,149,277	2,639,278				36,900,000
Additional ownership percentage of interest acquired							50.00%
Purchase price							$ 850,000
Percentage of ownership interest acquired							100.00%